Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.016	$ 0.016
Ordinary shares, shares authorized	200,000,000	55,248,154
Ordinary shares, shares issued	78,754,222	20,028,168
Ordinary shares, shares outstanding	78,754,222	20,028,168
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.016	$ 0.016
Ordinary shares, shares authorized	875,000	875,000
Ordinary shares, shares issued	875,000	875,000
Ordinary shares, shares outstanding	875,000	875,000